Segment Financial Data (By Segment) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating profit									$ 8,672	$ 8,172	$ 7,291
Total Assets	$ 96,920				$ 89,706				96,920	89,706	87,484
Capital Expenditures									2,014	1,699	1,652
Depreciation & Amortization									2,140	1,962	1,863
Major Customers, U.S. Government Sales									5,798	5,626	5,630
Net Sales	15,680	$ 15,062	$ 15,280	$ 13,815	14,659	$ 14,354	$ 14,874	$ 13,357	59,837	57,244	56,098
Major Customers, Airbus Sales									8,908	7,688	$ 7,624
Sikorsky [Member]
Segment Reporting Information [Line Items]
Disposal Date											Nov. 06, 2015
Major Customers, U.S. Government Sales										3,100
UTC Aerospace Systems [Member]
Segment Reporting Information [Line Items]
Operating profit									2,370	2,298	$ 1,888
Total Assets	34,567				34,093				34,567	34,093	34,736
Capital Expenditures									527	452	537
Depreciation & Amortization									823	807	796
Major Customers, U.S. Government Sales									2,299	2,301	2,409
Net Sales									14,691	14,465	14,094
Total Segments [Member]
Segment Reporting Information [Line Items]
Operating profit									9,151	8,946	8,023
Total Assets	93,413				87,718				93,413	87,718	85,205
Capital Expenditures									1,909	1,611	1,573
Depreciation & Amortization									2,044	1,882	1,785
Net Sales									61,004	58,103	56,863
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit									(38)	(368)	(268)
Total Assets	3,507				1,988				3,507	1,988	2,279
Capital Expenditures									105	88	79
Depreciation & Amortization									96	80	78
Net Sales									(1,167)	(859)	(765)
General corporate expenses [Member]
Segment Reporting Information [Line Items]
Operating profit									(441)	(406)	(464)
Net Sales									0	0	0
Other [Member]
Segment Reporting Information [Line Items]
Major Customers, U.S. Government Sales									152	138	276
Otis [Member]
Segment Reporting Information [Line Items]
Operating profit									2,021	2,147	2,338
Total Assets	9,421				8,867				9,421	8,867	8,846
Capital Expenditures									133	94	83
Depreciation & Amortization									177	171	176
Net Sales									12,341	11,893	11,980
UTC Climate, Controls and Security [Member]
Segment Reporting Information [Line Items]
Operating profit									3,300	2,956	2,936
Total Assets	22,657				21,787				22,657	21,787	21,287
Capital Expenditures									326	340	261
Depreciation & Amortization									372	354	337
Net Sales									17,812	16,851	16,707
Pratt and Whitney [Member]
Segment Reporting Information [Line Items]
Operating profit									1,460	1,545	861
Total Assets	$ 26,768				$ 22,971				26,768	22,971	20,336
Capital Expenditures									923	725	692
Depreciation & Amortization									672	550	476
Major Customers, U.S. Government Sales									3,347	3,187	2,945
Net Sales									$ 16,160	$ 14,894	$ 14,082